Expense Example - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,959
Expense Example, with Redemption, 10 Years	4,395
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	1,546
Expense Example, with Redemption, 5 Years	2,498
Expense Example, with Redemption, 10 Years	$ 4,896